FINANCIAL INCOME, net (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INCOME, net
Schedule of financial income, net

	Year Ended December 31
	2017	2016	2015
	U.S dollars in thousands
Financial income:
Fair value gains on derivative financial instruments	5,687	1,152	888
Gains on financial assets at fair value through profit or loss	189	80	—
Gains from changes in exchange rates	332	34	—
Interest from bank deposits	297	282	236
	6,505	1,548	1,124
Financial expenses:
Loss from changes in exchange rates	—	—	200
Issuance cost with respect of warrants	—	368	—
Other	77	7	12
	77	375	212
Financial income, net	(6,428)	(1,173)	(912)